Condensed Financial Information of the Parent Company (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 18,625,807	$ 18,949,508	$ 37,344,305	$ 34,475,126
Cost of revenue	15,791,848	15,009,671	31,502,466	29,634,859
Gross margin	2,833,959	3,939,837	5,841,839	4,840,267
Administrative expenses	(3,423,235)	(2,870,240)	(4,511,849)	(3,407,313)
Loss from operating	(589,276)	1,069,597	1,329,990	1,432,954
Profit before income tax expenses	(206,072)	764,783	295,982	1,323,634
Income tax expenses	27,866	293,302	119,953	173,060
Net profit for the year	(233,938)	471,481	176,029	1,150,574
Total comprehensive income for the year	$ 5,688	$ 360,622	181,374	$ 1,361,643
Parent [member]
Statement Line Items [Line Items]
Revenue
Cost of revenue
Gross margin
Administrative expenses			(177,009)
Loss from operating			(177,009)
Other income			147
Equity income of subsidiaries			349,783
Profit before income tax expenses			172,921
Income tax expenses
Net profit for the year			172,921
Total comprehensive income for the year			$ 172,921